Principal joint ventures and associates - Summary of joint ventures (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Matalco Canada Inc. | Class B Common Shares
Disclosure Of Joint Ventures And Associates [Line Items]
Number of shares held (in shares)	195,000
Proportion of class held (%)	100.00%
Group interest (%)	50.00%
Minera Escondida Ltda
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest (%)	30.00%	30.00%
Sohar Aluminium Co. L.L.C.
Disclosure Of Joint Ventures And Associates [Line Items]
Group interest (%)	20.00%
Sohar Aluminium Co. L.L.C. | Ordinary
Disclosure Of Joint Ventures And Associates [Line Items]
Number of shares held (in shares)	37,500
Proportion of class held (%)	20.00%
Group interest (%)	20.00%
Matalco USA, LLC | Unit shares
Disclosure Of Joint Ventures And Associates [Line Items]
Number of shares held (in shares)	525,000
Proportion of class held (%)	50.00%
Group interest (%)	50.00%